INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of income tax

	December 31,	December 31,
	2018	2017
Statuory tax rate	27%	26%

	$	$
Loss for the year before income taxes	(30,983,409)	(8,841,824)
Expected income tax recovery	(8,365,520)	(2,298,874)
Non-deductible items	2,042,556	772,027
Tax impact of rate change	-	(58,725)
Changes in recognition of deferred tax assets	6,322,964	1,585,572
Income tax expense	-	-

Schedule of deferred taxes

	December 31,	December 31,
	2018	2017
	$	$

Deferred tax assets from:
Non-capital loss carryforwards and tax pool balances	506,263	527,719
Deferred tax liabilities from:
Intangible assets	(765,355)	(788,966)
Plant and Equipment	(34,794)	-
Long term investments	-	(56,250)
	(800,149)	(845,216)

Deferred income tax liabilites, net	(293,886)	(317,497)

	December 31,	December 31,
	2018	2017
	$	$

Non-capital loss carryforwards and tax pools	42,692,305	13,179,076
Share issuance costs	2,394,797	2,855,363
Long term investments	192,080	-
Plant and equipment	-	78,948
	45,279,182	16,113,387

Schedule of taxation authorities expire
Expires	$
2034	1,098,363
2035	2,537,489
2036	2,122,188
2037	6,521,389
2038	30,069,704